Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2013-02-28
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

In February 2013, the Board of Directors adopted a clawback policy that requires executive officers to forfeit previously awarded incentive compensation if the incentives were based on materially inaccurate financial statements or other performance measures that are later proven to be materially inaccurate or the achievement of which were due to fraud or other misconduct. The Company’s 2025 Westamerica Omnibus Equity Incentive Plan includes a clawback provision with similar terms. In October 2023, the clawback policy was revised to comply with new NASDAQ listing standards.